Borrowings and leases (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Disclosure of borrowings	The following table summarises the carrying value of the Group’s borrowings as at the dates presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Non-current:
Euro denominated bonds:
€250 million 2.750% Notes 2026(A)	—	247
€600 million 1.750% Notes 2026(A), (G)	—	593
€300 million Floating rate Notes 2027(B)	299	—
€400 million 1.50% Notes 2027(A)	391	387
€250 million 1.50% Notes 2027	253	256
€500 million 1.750% Notes 2028(A)	488	484
€750 million 0.20% Notes 2028	747	746
€500 million 1.125% Notes 2029	497	497
€500 million 1.875% Notes 2030(A)	488	485
€700 million 3.875% Notes 2030	696	695
€500 million 3.125% Notes 2031(B)	496	—
€500 million 0.70% Notes 2031(A)	485	485
€700 million 0.50% Notes 2029	697	696
€600 million 3.250% Notes 2032	595	594
€500 million 3.125% Notes 2032(C)	495	—
€1 billion 0.875% Notes 2033	993	992
€750 million 1.50% Notes 2041	747	746

	Year ended 31 December
	2025	2024
	€ million	€ million
Foreign currency bonds (swapped into euro)(D):
US$500 million 1.50% Notes 2027	425	478
Australian dollar denominated bonds:
A$30 million 4.125% Notes 2026	—	18
A$50 million 4.155% Notes 2028	30	32
A$133 million 2.45% Notes 2029	76	80
A$50 million 4.20% Notes 2031	31	33
A$187 million 4.20% Notes 2031	116	123
A$13 million 4.20% Notes 2031	8	9
Foreign currency bonds (swapped into Australian dollar)(D):
NOK1 billion 3.040% Notes 2028	86	87
NOK750 million 2.750% Notes 2030	64	65
US$50 million 2.6525% Notes 2030	43	48
JPY10 billion 4.150% Notes 2036(A)	55	67
JPY12.3 billion 1.060% Notes 2037(A)	53	63
PHP Term loan due 2034	338	387
Lease obligations	532	547
Total non-current borrowings	10,224	9,940

	Year ended 31 December
	2025	2024
	€ million	€ million
Current:
Euro denominated bonds:
€250 million 2.750% Notes 2026(A)	250	—
€800 million 0.00% Notes 2025(E)	—	799
€350 million 2.375% Notes 2025(F)	—	351
Australian dollar denominated bonds:
A$30 million 4.125% Notes 2026	17	—
A$30 million 4.166% Notes 2025(H)	—	19
A$20 million 4.250% Notes 2025(I)	—	12
Philippine peso denominated loans:
PHP2 billion 4.70% Loan 2026(J)	29	—
PHP500 million 4.350% Loan 2026(J)	7	—
PHP3.5 billion 6.00% Loan 2025(K)	—	16
PHP2 billion 5.750% Loan 2025(L)	—	33
Lease obligations	167	161
Total current borrowings	470	1,391
(A)Some bonds are designated in full or partially in a fair value hedge relationship.
(B)In June 2025, the Group issued €300 million Floating rate Notes due 2027 and €500 million 3.125%
Notes due 2031.
(C)In September 2025, the Group issued €500 million 3.125% Notes due 2032.
(D)Cross currency swaps are used by the Group to swap foreign currency bonds into the required local currency.
(E)In September 2025, the Group repaid on maturity the outstanding amount related to the €800 million
0.00% Notes.
(F)In May 2025, the Group repaid on maturity the outstanding amount related to the €350 million
2.375% Notes.
(G)In December 2025, the Group repaid prior to maturity the outstanding amount related to the €600 million
1.75% Notes due in March 2026.
(H)In September 2025, the Group repaid on maturity the outstanding amount related to the A$30 million
4.166% Notes.
(I)In December 2025, the Group repaid on maturity the outstanding amount related to the A$20 million
4.250% Notes.
(J)In December 2025, the Group issued PHP2 billion 4.70% Loan and PHP500 million 4.350% Loan, both maturing in 2026.
(K)In February 2025, the Group repaid on maturity the outstanding amount related to the PHP3.5 billion
6.00% Loan.
(L)In December 2025, the Group repaid on maturity the outstanding amount related to the PHP2 billion
5.750% Loan 2025.

Disclosure of reconciliation of liabilities arising from financing activities	The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities:

	Current portion of borrowings	Borrowings, less current portion	Interest payable(B)	Derivatives (assets)/ liabilities held to hedge borrowings(C)	Dividends payable(B)	Total
	€ million	€ million	€ million	€ million	€ million	€ million

As at 1 January 2023	1,336	10,571	74	(83)	4	11,902
Changes from financing cash flows
Proceeds from third party borrowings, net	—	694	—	—	—	694
Changes in short-term borrowings(A)	—	—	—	—	—	—
Repayments on third party borrowings	(1,159)	—	—	—	—	(1,159)
Payment of principal on lease obligations	(148)	—	—	—	—	(148)
Interest paid	(17)	—	(165)	—	—	(182)
Dividends paid	—	—	—	—	(841)	(841)

	Current portion of borrowings	Borrowings, less current portion	Interest payable(B)	Derivatives (assets)/ liabilities held to hedge borrowings(C)	Dividends payable(B)	Total
	€ million	€ million	€ million	€ million	€ million	€ million

Settlement of debt-related cross currency swaps	—	—	—	69	—	69
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	—	5	—	—	—	5
Lease additions and other non-cash movements	93	98	164	—	844	1,199
Movement as a result of fair value hedges	—	40	—	—	—	40
Changes in fair values	—	—	—	25	—	25
Currency translations	(40)	(77)	—	17	(2)	(102)
Reclassifications	1,235	(1,235)	—	—	—	—
Total changes	(36)	(475)	(1)	111	1	(400)
As at 31 December 2023	1,300	10,096	73	28	5	11,502
Changes from financing cash flows
Acquisition of CCBPI	63	6	—	—	—	69
Proceeds from third party borrowings, net	32	976	—	—	—	1,008
Changes in short-term borrowings(A)	—	—	—	—	—	—
Repayments on third party borrowings	(1,207)	—	—	—	—	(1,207)
Payment of principal on lease obligations	(157)	—	—	—	—	(157)
Interest paid	(21)	—	(228)	—	—	(249)

	Current portion of borrowings	Borrowings, less current portion	Interest payable(B)	Derivatives (assets)/ liabilities held to hedge borrowings(C)	Dividends payable(B)	Total
	€ million	€ million	€ million	€ million	€ million	€ million

Dividends paid	—	—	—	—	(910)	(910)
Settlement of debt-related cross currency swaps	—	—	—	66	—	66
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	(1)	7	—	—	—	6
Lease additions and other non-cash movements	53	135	243	—	911	1,342
Movement as a result of fair value hedges	—	29	—	—	—	29
Changes in fair values	—	—	—	(59)	—	(59)
Currency translations	33	(13)	—	—	—	20
Reclassifications	1,296	(1,296)	—	—	—	—
Total changes	91	(156)	15	7	1	(42)
As at 31 December 2024	1,391	9,940	88	35	6	11,460
Changes from financing cash flows
Proceeds from third party borrowings, net	39	1,288	—	—	—	1,327
Changes in short-term borrowings(A)	—	—	—	—	—	—
Repayments on third party borrowings	(1,824)	—	—	—	—	(1,824)
Payment of principal on lease obligations	(162)	—	—	—	—	(162)

	Current portion of borrowings	Borrowings, less current portion	Interest payable(B)	Derivatives (assets)/ liabilities held to hedge borrowings(C)	Dividends payable(B)	Total
	€ million	€ million	€ million	€ million	€ million	€ million

Interest paid	(23)	—	(213)	—	—	(236)
Dividends paid	—	—	—	—	(927)	(927)
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	(1)	8	—	—	—	7
Lease additions and other non-cash movements	54	139	221	—	926	1,340
Movement as a result of fair value hedges	7	(4)	—	—	—	3
Changes in fair values	—	—	—	41	—	41
Currency translations	13	(171)	—	—	—	(158)
Reclassifications	976	(976)	—	—	—	—
Total changes	(921)	284	8	41	(1)	(589)
As at 31 December 2025	470	10,224	96	76	5	10,871
(A)In 2025, changes in short-term borrowings include €7,658 million of newly issued and €7,658 million of repaid euro commercial paper. In 2024, changes in short-term borrowings included €10,074 million and €10,074 million of newly issued and repaid euro commercial paper, respectively. In 2023, changes in short‑term borrowings included €6,810 million and €6,810 million of newly issued and repaid euro commercial paper, respectively.
(B)Interest payable and dividends payable balances are presented within the Trade and other payables line item in the Group’s consolidated statement of financial position.
(C)Interest rate and cross currency swaps are used to hedge interest rate risk and currency fluctuations of non‑functional currency borrowings, refer to Note 13.